13. INCOME TAXES (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Net operating loss carryforwards	$ 17,818	$ 30,681
Capital loss carryover	840	8,013
Stock-based compensation	278	417
Derivative instruments mark-to-market		201
Other accrued liabilities	156	123
Fixed assets	167	157
Other	207	167
Total deferred tax assets	19,466	39,759
Deferred tax liabilities:
Investment in New PE Holdco	(7,480)	(3,792)
Intangibles	(1,513)	(1,706)
Derivative instruments mark-to-market	(9)
Total deferred tax liabilities	(9,002)	(5,498)
Valuation allowance	(11,555)	(35,352)
Net deferred tax liabilities	(1,091)	(1,091)
Classified in balance sheet as:
Deferred income tax benefit (current assets)
Deferred income taxes (long-term liability)	(1,091)	(1,091)
Deferred income taxes	$ (1,091)	$ (1,091)